UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  November 14, 2007
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: 3,182,185


List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Adelante Capital Management LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.              COM          00163T109        120330    2011867   SH       Sole              972287         1039580
                                                                1093      18270   SH       Defined        1   18270               0
Acadia Realty Trust             COM          004239109           851      31379   SH       Sole               31379               0
                                                                 613      22600   SH       Defined        1   22600               0
Alexander's Inc                 COM          014752109          1279       3319   SH       Sole                3319               0
                                                                 906       2350   SH       Defined        1    2350               0
Alexandria Real Estate Equitie  COM          015271109         39340     408690   SH       Sole              187108          221582
                                                                 588       6110   SH       Defined        1    6110               0
Archstone-Smith Trust           COM          039583109          1149      19100   SH       Sole               19100               0
                                                                 654      10870   SH       Defined        1   10870               0
AvalonBay Communities, Inc.     COM          053484101        275153    2330622   SH       Sole             1232237         1098385
                                                                1983      16800   SH       Defined        1   16800               0
BRE Properties, Inc.            COM          05564E106        159485    2851502   SH       Sole             1477387         1374115
                                                                1287      23010   SH       Defined        1   23010               0
Biomed Realty Trust             COM          09063H107           825      34249   SH       Sole               33577             672
                                                                 142       5900   SH       Defined        1    5900               0
Boston Properties, Inc.         COM          101121101        112745    1085132   SH       Sole              495188          589944
                                                                1382      13300   SH       Defined        1   13300               0
Brandywine Realty Trust         COM          105368203           282      11168   SH       Sole               11168               0
                                                                 211       8341   SH       Defined        1    8341               0
Brookfield Properties Corp.     COM          112900105        101266    4066882   SH       Sole             2074097         1992785
                                                                 609      24475   SH       Defined        1   24475               0
Camden Property Trust           COM          133131102         57482     894664   SH       Sole              409406          485258
                                                                 500       7780   SH       Defined        1    7780               0
Corporate Office Properties     COM          22002T108         84733    2035382   SH       Sole             1049000          986382
                                                                 420      10100   SH       Defined        1   10100               0
Developers Diversified Realty   COM          251591103           254       4560   SH       Sole                4560               0
                                                                 162       2900   SH       Defined        1    2900               0
DiamondRock Hospitality         COM          252784301        100381    5765751   SH       Sole             2919907         2845844
Dividend Capital Trust, Inc     COM          233153105            20       1856   SH       Sole                1856               0
Douglas Emmett Inc.             COM          25960P109         12334     498746   SH       Sole              256846          241900
                                                                 890      36000   SH       Defined        1   36000               0
Equity Residential              COM          29476L107        103226    2436883   SH       Sole             1220481         1216402
                                                                1248      29470   SH       Defined        1   29470               0
Essex Property Trust, Inc.      COM          297178105        105168     894518   SH       Sole              461588          432930
                                                                1018       8660   SH       Defined        1    8660               0
Federal Realty Investment Trus  COM          313747206         93810    1058809   SH       Sole              493952          564857
General Growth Properties       COM          370021107        213328    3978520   SH       Sole             2051148         1927372
                                                                2119      39510   SH       Defined        1   39510               0
Highwoods Properties, Inc.      COM          431284108           229       6235   SH       Sole                6235               0
                                                                 172       4700   SH       Defined        1    4700               0
Hilton Hotels Corp Com          COM          432848109         87220    1876102   SH       Sole              884682          991420
Host Hotels & Resorts, Inc.     COM          44107P104        141574    6309026   SH       Sole             3163283         3145743
Kilroy Realty                   COM          49427F108         97799    1613055   SH       Sole              837062          775993
                                                                 806      13290   SH       Defined        1   13290               0
Kimco Realty Corp.              COM          49446R109           242       5361   SH       Sole                5361               0
                                                                 160       3540   SH       Defined        1    3540               0
Liberty Property Trust          COM          531172104           151       3757   SH       Sole                3757               0
Macerich Company                COM          554382101          2704      67378   SH       Defined        1   65801            1577
Mack-Cali Realty Corporation    COM          554489104           252       6118   SH       Sole                6118               0
                                                                 160       3890   SH       Defined        1    3890               0
Maguire Properties Inc.         COM          559775101         62751    2429370   SH       Sole             1108706         1320664
                                                                 325      12600   SH       Defined        1   12600               0
Pennsylvania Real Estate        COM          709102107            32        814   SH       Sol                  814               0
Post Properties, Inc.           COM          737464107           353       9140   SH       Sole                9140               0
                                                                 240       6200   SH       Defined        1    6200               0
ProLogis                        COM          743410102        157269    2370283   SH       Sole             1075896         1294387
                                                                1943      29280   SH       Defined        1   29280               0
Regency Centers Corp            COM          758849103          2111      27500   SH       Sole               27108             392
                                                                 731       9530   SH       Defined        1    9530               0
SL Green Realty Corp            COM          78440X101        176384    1510524   SH       Sole              813209          697315
                                                                1348      11540   SH       Defined        1   11540               0
Simon Property Group, Inc.      COM          828806109        230403    2304031   SH       Sole             1047816         1256215
                                                                2339      23390   SH       Defined        1   23390               0
Starwood Hotels & Resorts Worl  COM          85590A401        196543    3235276   SH       Sole             1721542         1513734
Taubman Centers, Inc.           COM          876664103        114574    2092682   SH       Sole             1117946          974736
                                                                1139      20800   SH       Defined        1   20800               0
Vornado Realty Trust            COM          929042109        300321    2746418   SH       Sole             1441028         1305390
                                                                2642      24160   SH       Defined        1   24160               0
REPORT SUMMARY                            69DATA RECORDS     3182185            1OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED